Principal Subsidiaries - Summary of Condensed Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of subsidiaries [line items]
Revenue	¥ 850,475	¥ 857,532	¥ 751,563
Net profit for the year	32,209	45,353	31,567
Other comprehensive (loss) income, net of taxes	(157)	3,062	(4,162)
Comprehensive income (loss) for the year, net of taxes	32,052	48,415	27,405
Net profit for the year attributable to non-controlling interests	7,826	7,001	4,109
Dividends paid to non-controlling interests	14,905	8,297	7,807
Alpine Group [member]
Disclosure of subsidiaries [line items]
Revenue	303,309	268,575	243,483
Net profit for the year	10,884	7,526	1,992
Other comprehensive (loss) income, net of taxes	2,103	(3,082)	(2,891)
Comprehensive income (loss) for the year, net of taxes	12,987	4,444	(899)
Net profit for the year attributable to non-controlling interests	5,093	4,438	1,174
Dividends paid to non-controlling interests	5,248	1,220	1,219
Alps Logistics Group [member]
Disclosure of subsidiaries [line items]
Revenue	104,537	104,835	100,121
Net profit for the year	2,720	2,855	3,550
Other comprehensive (loss) income, net of taxes	(335)	280	(484)
Comprehensive income (loss) for the year, net of taxes	2,385	3,135	3,066
Net profit for the year attributable to non-controlling interests	1,386	1,492	1,858
Dividends paid to non-controlling interests	¥ 324	¥ 332	¥ 328